UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2015

This report on Form N-CSR relates solely to the Registrant's Strategic Advisers Core Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Strategic Advisers® Core Income Fund	4.71%	5.05%	5.84%

A From September 27, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Core Income Fund on September 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending February 28, 2015, despite a late-period price decline driven by expectations of higher interest rates and inflation. The Barclays® U.S. Aggregate Bond Index rose 5.05%, significantly outperforming the negative return of international bonds, which struggled due to a surging U.S. dollar. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds, due to economic weakness throughout much of Europe and parts of Asia. Longer-maturity bonds posted the biggest advance, as the yield curve flattened substantially. Among sectors within the Barclays index, investment-grade credit rose 6.50% amid demand for higher-quality assets with relatively high yields. Treasuries rose 4.40%, driven by a preference for conservative investments for much of the period. That proclivity changed somewhat in February, when investors snapped up riskier assets amid a rally in higher-yielding bonds, especially in the beaten-down energy and materials sectors. At period end, many investors continued to expect that the U.S. Federal Reserve will raise policy interest rates later this year for the first time since 2006.

Comments from Gregory Pappas, Portfolio Manager of Strategic Advisers® Core Income Fund: For the year, Strategic Advisers® Core Income Fund (the Fund) gained 4.71%, trailing the Barclays® U.S. Aggregate Bond Index. Relative to the benchmark, the performance of PIMCO Total Return Fund was dampened by an underweighting in longer-term U.S. Treasuries, which performed exceptionally well during the period. Additionally, PIMCO's holdings of Treasury Inflation-Protected Securities (TIPS) worked against its results, as the asset class lagged amid moderating inflation expectations. Prudential Short-Term Corporate Bond Fund was another detractor because its focus on short-term bonds caused it to trail the index during a period when longer-term bond yields declined and their prices rose. On the plus side, two funds from Western Asset Management - Core Bond Fund and Core Plus Bond Fund - collectively delivered the biggest relative contribution. These funds benefited from positions in corporate bonds, both high yield and investment grade, as well as solid selections among non-government-agency mortgage-backed securities and emerging-markets debt. They also were helped by holding longer-maturity bonds, giving these funds somewhat greater interest-rate sensitivity than that of the Barclays index at a time when longer-term interest-rate risk was rewarded. We added sub-adviser Pyramis Global Advisors' Fixed Income Securitized strategy during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.07%	$ 1,000.00	$ 1,019.30	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of February 28, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Administrative Class	19.2	19.6
Metropolitan West Total Return Bond Fund Class M	10.0	10.0
Western Asset Core Plus Bond Fund Class I	9.9	10.0
U.S. Treasury Obligations	6.7	7.7
JPMorgan Core Bond Fund Class A	6.6	7.9
DoubleLine Total Return Bond Fund Class N	4.7	4.6
Fannie Mae	4.7	5.4
Western Asset Core Bond Fund Class I	3.8	4.0
Prudential Short-Term Corporate Bond Fund, Inc. Class A	2.5	3.6
BlackRock Strategic Income Opportunities Fund Investor A	2.4	2.8
	70.5
Asset Allocation (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
Corporate Bonds 10.5%	Corporate Bonds 7.9%
U.S. Government and U.S. Government Agency Obligations 14.5%	U.S. Government and U.S. Government Agency Obligations 14.8%
Asset-Backed Securities 0.4%	Asset-Backed Securities 0.0%
CMOs and Other Mortgage Related Securities 2.3%	CMOs and Other Mortgage Related Securities 1.7%
Municipal Securities 0.5%	Municipal Securities 0.4%
High Yield Fixed-Income Funds 2.0%	High Yield Fixed-Income Funds 1.0%
Intermediate-Term Bond Funds 67.0%	Intermediate-Term Bond Funds 70.3%
Other Investments 0.4%	Other Investments 0.2%
Short-Term Funds 2.5%	Short-Term Funds 3.6%
Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
Ford Motor Co. 4.75% 1/15/43	$ 250,000	$ 275,512
General Motors Co.:
3.5% 10/2/18	3,180,000	3,275,400
6.25% 10/2/43	539,000	668,805
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,027,877
3% 9/25/17	2,334,000	2,386,515
3.25% 5/15/18	1,670,000	1,705,488
3.5% 7/10/19	3,787,000	3,895,592
4.25% 5/15/23	1,875,000	1,964,063
4.375% 9/25/21	7,321,000	7,778,563
4.75% 8/15/17	1,755,000	1,860,739
		24,838,554
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	2,536,000	2,724,607
6.875% 8/15/18	650,000	753,796
		3,478,403
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,407,498
2.625% 1/15/22	95,000	96,109
		1,503,607
Household Durables - 0.1%
D.R. Horton, Inc.:
4% 2/15/20	11,400,000	11,405,700
4.375% 9/15/22	1,050,000	1,050,000
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	5,050,000
5.875% 2/15/22	5,000,000	5,537,500
		23,043,200
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	348,530
Media - 0.5%
21st Century Fox America, Inc. 4.75% 9/15/44	270,000	304,597
CBS Corp. 4.3% 2/15/21	270,000	291,996
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22	10,000,000	10,225,000
Comcast Corp. 5.7% 7/1/19	1,100,000	1,270,606
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc. 3.25% 12/15/22 (d)	$ 956,000	$ 965,217
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.8% 3/15/22	1,670,000	1,725,274
5.875% 10/1/19	1,592,000	1,823,399
Discovery Communications LLC:
3.25% 4/1/23	393,000	389,708
5.625% 8/15/19	225,000	255,808
NBCUniversal, Inc. 5.15% 4/30/20	1,870,000	2,151,895
News America Holdings, Inc. 7.75% 12/1/45	1,484,000	2,270,977
News America, Inc.:
6.15% 3/1/37	2,054,000	2,646,308
6.15% 2/15/41	1,375,000	1,791,064
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (d)	10,000,000	10,225,000
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,403,117
5.85% 5/1/17	887,000	966,903
6.75% 7/1/18	1,413,000	1,623,256
8.25% 4/1/19	6,565,000	8,017,808
8.75% 2/14/19	1,400,000	1,729,482
Time Warner, Inc.:
4.7% 1/15/21	1,825,000	2,039,719
4.9% 6/15/42	7,000,000	7,688,618
6.2% 3/15/40	2,433,000	3,084,823
Viacom, Inc.:
3.25% 3/15/23	625,000	615,038
4.25% 9/1/23	6,988,000	7,289,861
5.625% 9/15/19	775,000	874,119
Walt Disney Co.:
1.1% 12/1/17	300,000	299,945
2.75% 8/16/21	200,000	205,692
		88,175,230
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	11,500,000	12,017,500
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44	$ 175,000	$ 208,912
5.875% 12/16/36	200,000	263,944
		472,856
TOTAL CONSUMER DISCRETIONARY		153,877,880
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	3,375,000	3,877,878
Constellation Brands, Inc.:
3.75% 5/1/21	7,505,000	7,645,719
3.875% 11/15/19	5,215,000	5,410,563
4.25% 5/1/23	12,970,000	13,456,375
Heineken NV 2.75% 4/1/23 (d)	1,319,000	1,299,302
PepsiCo, Inc. 4.5% 1/15/20	1,925,000	2,151,403
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	1,593,000	1,664,652
		35,505,892
Food & Staples Retailing - 0.1%
CVS Health Corp.:
4% 12/5/23	2,636,000	2,859,493
5.3% 12/5/43	40,000	49,142
5.75% 6/1/17	1,005,000	1,106,840
Kroger Co. 2.3% 1/15/19	170,000	171,922
Wal-Mart Stores, Inc. 5.25% 9/1/35	600,000	741,152
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	984,000	993,913
2.7% 11/18/19	2,219,000	2,258,372
3.3% 11/18/21	2,632,000	2,708,049
3.8% 11/18/24	2,010,000	2,092,856
		12,981,739
Food Products - 0.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	134,147
5.375% 3/15/44	330,000	377,127
6.875% 5/1/18	120,000	136,777
ConAgra Foods, Inc.:
1.9% 1/25/18	919,000	917,639
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 5,403,000	$ 5,328,968
General Mills, Inc. 5.65% 2/15/19	440,000	497,797
Kraft Foods Group, Inc. 5.375% 2/10/20	1,450,000	1,640,669
Tyson Foods, Inc. 3.95% 8/15/24	450,000	475,827
Unilever Capital Corp. 4.25% 2/10/21	375,000	419,241
		9,928,192
Household Products - 0.0%
Procter & Gamble Co.:
2.3% 2/6/22	415,000	419,960
3.1% 8/15/23	660,000	692,082
		1,112,042
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,988,000	4,981,610
4% 1/31/24	2,909,000	3,116,208
5.375% 1/31/44	3,303,000	3,911,855
9.25% 8/6/19	449,000	577,451
9.7% 11/10/18	1,278,000	1,643,990
Philip Morris International, Inc.:
3.875% 8/21/42	400,000	399,000
5.65% 5/16/18	2,400,000	2,713,807
Reynolds American, Inc.:
3.25% 11/1/22	12,294,000	12,261,347
4.75% 11/1/42	9,939,000	10,092,488
6.15% 9/15/43	1,299,000	1,571,112
6.75% 6/15/17	1,810,000	2,011,540
7.25% 6/15/37	2,443,000	3,208,013
		46,488,421
TOTAL CONSUMER STAPLES		106,016,286
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (d)	1,717,000	1,622,879
5.35% 3/15/20 (d)	2,258,000	2,225,446
5.85% 5/21/43 (d)(h)	6,517,000	5,229,893
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	$ 1,212,000	$ 1,312,724
Halliburton Co.:
4.75% 8/1/43	310,000	345,801
6.7% 9/15/38	170,000	232,983
Nabors Industries, Inc. 4.625% 9/15/21	740,000	714,772
Transocean, Inc. 3.8% 10/15/22	475,000	368,719
Weatherford International Ltd. 5.125% 9/15/20	190,000	180,529
		12,233,746
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.95% 7/1/24	300,000	375,697
Apache Corp. 3.625% 2/1/21	305,000	321,278
BP Capital Markets PLC:
3.535% 11/4/24	4,076,000	4,187,238
4.5% 10/1/20	3,878,000	4,282,824
Buckeye Partners LP 2.65% 11/15/18	125,000	124,636
Cenovus Energy, Inc. 6.75% 11/15/39	190,000	229,476
Chesapeake Energy Corp.:
6.625% 8/15/20	21,045,000	22,886,438
7.25% 12/15/18	10,500,000	11,628,750
Chevron Corp.:
1.961% 3/3/20	350,000	349,966
2.355% 12/5/22	475,000	468,213
4.95% 3/3/19	975,000	1,096,832
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	966,283
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,405,600
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,148,109
2.7% 4/1/19	1,070,000	1,011,091
3.875% 3/15/23	17,626,000	15,979,661
5.6% 4/1/44	3,773,000	3,266,041
Devon Energy Corp. 2.25% 12/15/18	730,000	740,053
Ecopetrol SA:
4.125% 1/16/25	270,000	256,959
5.875% 5/28/45	150,000	143,985
El Paso Corp. 6.5% 9/15/20	3,482,000	4,017,312
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	3,195,000	3,300,355
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,148,000	1,120,423
3.9% 5/15/24 (d)	1,210,000	1,187,092
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP 4.2% 9/15/21	$ 2,044,000	$ 2,131,350
Encana Corp. 6.625% 8/15/37	125,000	143,178
Enterprise Products Operating LP:
2.55% 10/15/19	780,000	788,575
3.75% 2/15/25	3,334,000	3,466,376
4.85% 3/15/44	450,000	499,979
6.5% 1/31/19	2,075,000	2,390,890
EOG Resources, Inc. 4.1% 2/1/21	285,000	305,738
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	917,671
6.85% 2/15/20	595,000	696,505
Kinder Morgan, Inc.:
3.05% 12/1/19	19,734,000	19,919,302
4.3% 6/1/25	28,137,000	29,394,443
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,226,784
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,497,000	1,640,899
MPLX LP 4% 2/15/25	703,000	713,233
Nakilat, Inc. 6.067% 12/31/33 (d)	666,000	775,444
Noble Energy, Inc.:
5.25% 11/15/43	70,000	75,565
6% 3/1/41	230,000	267,341
Occidental Petroleum Corp. 4.1% 2/1/21	1,075,000	1,169,340
ONEOK Partners LP 3.375% 10/1/22	950,000	898,742
Petro-Canada 6.05% 5/15/18	497,000	558,815
Petrobras Global Finance BV:
5.625% 5/20/43	3,425,000	2,733,938
7.25% 3/17/44	36,756,000	33,225,219
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	1,350,000	1,371,939
Petroleos Mexicanos:
4.25% 1/15/25 (d)	15,000	15,105
4.875% 1/18/24	2,616,000	2,782,116
5.5% 6/27/44	24,610,000	24,979,150
6.375% 1/23/45	12,393,000	13,863,429
6.5% 6/2/41	32,530,000	36,673,671
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,161,110
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	5,991,185
Schlumberger Investment SA 3.65% 12/1/23	210,000	224,438
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
2% 11/15/18	$ 1,520,000	$ 1,546,526
4.3% 9/22/19	425,000	471,351
4.375% 3/25/20	825,000	921,630
Southwestern Energy Co.:
3.3% 1/23/18	1,818,000	1,843,368
4.05% 1/23/20	3,298,000	3,378,267
4.95% 1/23/25	13,879,000	14,261,727
Spectra Energy Partners, LP:
2.95% 9/25/18	585,000	603,615
4.6% 6/15/21	390,000	427,967
4.75% 3/15/24	6,000,000	6,683,310
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	350,000	377,372
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25% 11/15/23	10,000,000	9,900,000
The Williams Companies, Inc.:
3.7% 1/15/23	1,112,000	1,039,611
4.55% 6/24/24	12,246,000	11,964,538
Total Capital International SA 2.7% 1/25/23	500,000	498,966
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	509,605
Western Gas Partners LP:
4% 7/1/22	270,000	277,898
5.375% 6/1/21	2,668,000	2,976,154
Williams Partners LP:
4.125% 11/15/20	394,000	412,137
4.3% 3/4/24	2,607,000	2,681,704
5.1% 9/15/45	325,000	323,009
5.25% 3/15/20	350,000	385,346
5.4% 3/4/44	160,000	166,240
XTO Energy, Inc. 5.5% 6/15/18	225,000	254,803
		336,400,926
TOTAL ENERGY		348,634,672
FINANCIALS - 4.3%
Banks - 1.9%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	298,441
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	4,035,000	4,025,720
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Banco Nacional de Desenvolvimento Economico e Social: - continued
5.75% 9/26/23 (d)	$ 3,103,000	$ 3,157,303
Bank of America Corp.:
3.3% 1/11/23	19,058,000	19,322,582
3.875% 3/22/17	890,000	933,678
4.1% 7/24/23	28,302,000	30,423,093
4.125% 1/22/24	5,170,000	5,492,225
4.25% 10/22/26	3,838,000	3,926,727
5.49% 3/15/19	800,000	886,530
5.65% 5/1/18	1,325,000	1,471,724
5.75% 12/1/17	3,470,000	3,837,244
5.875% 1/5/21	1,630,000	1,904,476
6% 9/1/17	1,005,000	1,109,038
Bank of America NA 5.3% 3/15/17	984,000	1,056,108
Barclays Bank PLC:
2.5% 2/20/19	2,500,000	2,549,470
3.75% 5/15/24	425,000	450,121
Barclays PLC 2.75% 11/8/19	3,769,000	3,812,464
Capital One Bank NA 2.15% 11/21/18	270,000	271,755
Capital One NA 2.95% 7/23/21	5,911,000	5,984,834
CIT Group, Inc.:
5% 8/15/22	3,000,000	3,189,390
5% 8/1/23	7,000,000	7,385,000
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,703,450
3.375% 3/1/23	2,430,000	2,480,593
3.953% 6/15/16	1,713,000	1,772,576
4.05% 7/30/22	1,159,000	1,207,610
4.45% 1/10/17	20,581,000	21,699,166
4.5% 1/14/22	2,773,000	3,053,636
4.75% 5/19/15	5,000,000	5,043,925
5.3% 5/6/44	7,544,000	8,439,390
5.5% 2/15/17	1,225,000	1,314,834
5.5% 9/13/25	7,460,000	8,448,413
6.125% 5/15/18	1,195,000	1,347,382
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	2,461,000	2,564,972
Credit Suisse AG 6% 2/15/18	2,745,000	3,048,309
Credit Suisse New York Branch 4.375% 8/5/20	400,000	439,637
Discover Bank:
2% 2/21/18	4,000,000	4,008,284
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Discover Bank: - continued
4.2% 8/8/23	$ 2,424,000	$ 2,590,851
7% 4/15/20	3,143,000	3,747,440
8.7% 11/18/19	357,000	438,701
Export-Import Bank of Korea 5.125% 6/29/20	800,000	913,662
Fifth Third Bancorp:
4.5% 6/1/18	520,000	560,418
8.25% 3/1/38	603,000	908,746
HBOS PLC 6.75% 5/21/18 (d)	773,000	865,353
HSBC Holdings PLC:
4% 3/30/22	1,350,000	1,456,493
4.25% 3/14/24	1,872,000	1,974,060
5.25% 3/14/44	1,356,000	1,548,789
6.5% 5/2/36	300,000	387,142
Huntington Bancshares, Inc. 7% 12/15/20	404,000	487,980
ING Bank NV 5.8% 9/25/23 (d)	1,690,000	1,940,377
Intesa Sanpaolo SpA 5.017% 6/26/24 (d)	10,000,000	10,297,700
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,619,347
2.35% 1/28/19	1,528,000	1,549,794
3.2% 1/25/23	7,206,000	7,332,328
3.25% 9/23/22	12,102,000	12,375,687
3.375% 5/1/23	425,000	424,413
3.625% 5/13/24	405,000	420,102
3.875% 9/10/24	10,332,000	10,534,869
4.125% 12/15/26	11,579,000	11,884,199
4.25% 10/15/20	1,747,000	1,908,998
4.35% 8/15/21	4,947,000	5,410,722
4.5% 1/24/22	2,000,000	2,211,252
4.625% 5/10/21	1,718,000	1,909,109
4.95% 3/25/20	4,618,000	5,172,668
5.625% 8/16/43	145,000	173,934
6.3% 4/23/19	900,000	1,045,363
JPMorgan Chase Bank 6% 10/1/17	900,000	997,646
KeyBank NA 1.65% 2/1/18	1,802,000	1,806,449
Lloyds Bank PLC 2.3% 11/27/18	275,000	279,710
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,357,915
Peoples United Bank 4% 7/15/24	300,000	306,815
PNC Bank NA 6.875% 4/1/18	250,000	288,219
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
PNC Financial Services Group, Inc.:
2.854% 11/9/22	$ 275,000	$ 276,602
3.9% 4/29/24	375,000	390,143
Regions Bank:
6.45% 6/26/37	2,533,000	3,165,852
7.5% 5/15/18	7,751,000	8,963,450
Regions Financial Corp. 2% 5/15/18	3,125,000	3,106,947
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	12,735,000	13,488,925
6% 12/19/23	21,950,000	24,572,476
6.1% 6/10/23	20,527,000	23,013,867
6.125% 12/15/22	5,889,000	6,643,057
6.4% 10/21/19	600,000	701,610
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	266,720
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	597,400
Wells Fargo & Co.:
3.45% 2/13/23	2,700,000	2,754,751
4.125% 8/15/23	280,000	298,840
4.48% 1/16/24	1,094,000	1,193,458
4.65% 11/4/44	860,000	922,224
5.625% 12/11/17	1,975,000	2,197,610
		366,741,283
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,280,000	5,255,300
4.25% 2/15/24	1,351,000	1,427,334
Deutsche Bank AG London Branch 1.875% 2/13/18	595,000	595,716
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,401,649
2.375% 1/22/18	15,000,000	15,273,960
2.625% 1/31/19	8,273,000	8,415,312
2.9% 7/19/18	4,471,000	4,601,978
3.625% 1/22/23	2,275,000	2,353,224
3.85% 7/8/24	100,000	104,498
5.25% 7/27/21	2,497,000	2,834,492
5.75% 1/24/22	3,211,000	3,754,789
5.95% 1/18/18	1,219,000	1,359,139
6.15% 4/1/18	1,600,000	1,798,437
6.75% 10/1/37	32,678,000	42,315,919
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 2,944,000	$ 3,134,730
6.85% 6/15/17	1,280,000	1,424,764
Morgan Stanley:
1.875% 1/5/18	19,544,000	19,625,713
2.125% 4/25/18	4,396,000	4,428,306
2.375% 7/23/19	7,611,000	7,657,404
3.7% 10/23/24	6,543,000	6,755,098
3.75% 2/25/23	5,400,000	5,640,813
3.875% 4/29/24	1,100,000	1,154,988
4.1% 5/22/23	2,380,000	2,458,907
4.35% 9/8/26	35,903,000	37,426,723
4.875% 11/1/22	17,828,000	19,369,052
5% 11/24/25	30,109,000	33,183,761
5.625% 9/23/19	500,000	567,573
5.75% 1/25/21	4,996,000	5,807,990
6.625% 4/1/18	2,019,000	2,296,580
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	855,935
UBS AG Stamford Branch 2.375% 8/14/19	495,000	500,891
		252,780,975
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22	1,000,000	995,875
Capital One Financial Corp. 6.15% 9/1/16	600,000	641,217
Discover Financial Services:
3.85% 11/21/22	1,943,000	1,999,273
3.95% 11/6/24	2,567,000	2,616,892
5.2% 4/27/22	1,093,000	1,208,590
Ford Motor Credit Co. LLC:
2.597% 11/4/19	360,000	364,332
5.75% 2/1/21	1,130,000	1,318,388
General Electric Capital Corp.:
3.15% 9/7/22	280,000	291,626
3.45% 5/15/24	280,000	295,236
4.625% 1/7/21	3,625,000	4,083,555
4.65% 10/17/21	1,474,000	1,671,565
5.55% 5/4/20	3,825,000	4,471,272
5.875% 1/14/38	700,000	910,394
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,255,270
Hyundai Capital America:
1.875% 8/9/16 (d)	832,000	840,944
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (d)	$ 881,000	$ 888,693
Synchrony Financial:
1.875% 8/15/17	909,000	910,168
3% 8/15/19	1,335,000	1,357,838
3.75% 8/15/21	2,016,000	2,092,066
4.25% 8/15/24	2,379,000	2,493,675
		30,706,869
Diversified Financial Services - 0.0%
Berkshire Hathaway Finance Corp. 3% 5/15/22	1,275,000	1,320,210
Insurance - 0.3%
ACE INA Holdings, Inc. 2.7% 3/13/23	700,000	694,047
AIA Group Ltd. 2.25% 3/11/19 (d)	776,000	775,308
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	227,454
Allstate Corp. 4.5% 6/15/43	220,000	250,278
American International Group, Inc.:
2.3% 7/16/19	1,796,000	1,817,421
4.5% 7/16/44	655,000	699,490
4.875% 6/1/22	580,000	662,898
5.6% 10/18/16	2,696,000	2,888,670
5.85% 1/16/18	1,125,000	1,261,024
Aon Corp. 5% 9/30/20	540,000	609,713
Five Corners Funding Trust 4.419% 11/15/23 (d)	3,420,000	3,680,583
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	2,630,000	2,722,050
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,819,000	3,243,119
5.5% 3/30/20	665,000	756,820
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	1,847,000	2,048,766
Lincoln National Corp.:
6.3% 10/9/37	200,000	257,288
7% 6/15/40	275,000	385,535
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	402,192
4.8% 7/15/21	1,026,000	1,155,739
MetLife, Inc.:
4.368% 9/15/23	4,079,000	4,530,366
7.717% 2/15/19	650,000	790,548
Metropolitan Life Global Funding I 3% 1/10/23 (d)	1,569,000	1,593,261
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	1,338,000	2,153,629
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (d)	$ 3,227,000	$ 3,660,176
6% 2/10/20 (d)	174,000	196,804
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,237,487
4.75% 9/17/15	1,859,000	1,899,136
7.375% 6/15/19	438,000	528,837
Symetra Financial Corp. 6.125% 4/1/16 (d)	1,239,000	1,290,948
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	4,817,000	5,536,896
The Chubb Corp. 6% 5/11/37	200,000	263,944
The Travelers Companies, Inc.:
4.6% 8/1/43	205,000	234,715
5.8% 5/15/18	1,025,000	1,155,813
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	1,102,000	1,124,728
4.125% 11/1/24 (d)	1,598,000	1,688,043
Unum Group 5.625% 9/15/20	3,216,000	3,642,705
		56,066,431
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	799,428
4.6% 4/1/22	631,000	664,464
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	821,642
AvalonBay Communities, Inc.:
3.625% 10/1/20	6,495,000	6,826,440
4.2% 12/15/23	3,411,000	3,649,797
Boston Properties, Inc. 3.85% 2/1/23	2,456,000	2,588,715
Camden Property Trust:
2.95% 12/15/22	954,000	940,654
4.25% 1/15/24	2,838,000	3,013,885
DDR Corp.:
3.625% 2/1/25	2,199,000	2,199,992
4.625% 7/15/22	5,099,000	5,479,391
4.75% 4/15/18	1,652,000	1,772,733
7.5% 4/1/17	663,000	738,512
9.625% 3/15/16	1,821,000	1,975,770
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,408,175
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
3.75% 12/1/24	$ 1,412,000	$ 1,446,741
3.875% 10/15/22	2,108,000	2,193,804
4.375% 6/15/22	1,237,000	1,324,366
5.5% 3/1/16	1,275,000	1,329,015
5.95% 2/15/17	389,000	421,024
6.5% 1/15/18	1,281,000	1,440,533
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,233,363
5.375% 10/15/15	203,000	208,193
6% 9/15/17	886,000	969,157
6.25% 1/15/17	646,000	696,254
Federal Realty Investment Trust:
5.9% 4/1/20	351,000	406,714
6.2% 1/15/17	307,000	334,112
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,111,842
Health Care REIT, Inc.:
2.25% 3/15/18	1,069,000	1,077,677
4.7% 9/15/17	437,000	469,824
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,292,505
HRPT Properties Trust 6.65% 1/15/18	809,000	886,695
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,365,818
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	1,245,000	1,270,130
4.95% 4/1/24	1,152,000	1,231,480
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	896,594
5% 12/15/23	626,000	684,900
Select Income (REIT) 2.85% 2/1/18	145,000	145,577
Simon Property Group LP 4.125% 12/1/21	1,213,000	1,327,198
Weingarten Realty Investors 3.375% 10/15/22	472,000	468,951
WP Carey, Inc.:
4% 2/1/25	4,988,000	4,951,897
4.6% 4/1/24	7,436,000	7,709,585
		75,773,547
Real Estate Management & Development - 0.3%
BioMed Realty LP:
2.625% 5/1/19	2,083,000	2,092,769
3.85% 4/15/16	2,884,000	2,968,392
4.25% 7/15/22	975,000	1,026,134
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 473,000	$ 542,503
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,569,838
4.1% 10/1/24	3,830,000	3,901,705
4.55% 10/1/29	3,830,000	3,977,758
4.95% 4/15/18	2,322,000	2,497,309
5.7% 5/1/17	567,000	613,381
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,681,919
ERP Operating LP:
2.375% 7/1/19	2,474,000	2,490,123
4.625% 12/15/21	2,855,000	3,171,068
4.75% 7/15/20	3,056,000	3,385,663
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,811,960
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,280,964
4.125% 6/15/22	1,061,000	1,110,532
4.75% 10/1/20	2,674,000	2,905,090
5.5% 12/15/16	799,000	855,341
6.625% 10/1/17	938,000	1,047,171
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,750,934
3.15% 5/15/23	3,436,000	3,126,513
4.5% 4/18/22	644,000	651,248
Mid-America Apartments LP:
4.3% 10/15/23	666,000	710,364
5.5% 10/1/15	1,516,000	1,555,938
6.05% 9/1/16	1,122,000	1,200,602
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,804,239
Reckson Operating Partnership LP 6% 3/31/16	310,000	324,323
Regency Centers LP 5.25% 8/1/15	950,000	967,552
Tanger Properties LP:
3.75% 12/1/24	2,653,000	2,723,596
3.875% 12/1/23	1,492,000	1,546,827
6.125% 6/1/20	1,439,000	1,667,966
Ventas Realty LP:
3.5% 2/1/25	1,342,000	1,353,046
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
4.375% 2/1/45	$ 802,000	$ 809,273
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,035,265
		65,157,306
TOTAL FINANCIALS		848,546,621
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc.:
3.45% 10/1/20	410,000	433,696
3.625% 5/22/24	505,000	525,047
4.5% 3/15/20	1,500,000	1,652,309
5.85% 6/1/17	145,000	159,402
Gilead Sciences, Inc.:
4.4% 12/1/21	340,000	377,884
4.5% 4/1/21	695,000	777,952
4.5% 2/1/45	115,000	127,424
4.8% 4/1/44	330,000	377,897
		4,431,611
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 3.2% 6/15/23	340,000	344,234
Becton, Dickinson & Co.:
2.675% 12/15/19	1,164,000	1,190,374
4.685% 12/15/44	1,256,000	1,371,501
Medtronic, Inc.:
1.375% 4/1/18	350,000	349,761
2.75% 4/1/23	235,000	234,759
4.625% 3/15/45 (d)	730,000	825,988
		4,316,617
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	755,000	756,561
Ascension Health 4.847% 11/15/53	250,000	284,178
Cardinal Health, Inc. 4.625% 12/15/20	200,000	220,831
Catholic Health Initiatives 4.2% 8/1/23	400,000	426,052
Cigna Corp.:
4% 2/15/22	360,000	393,109
4.375% 12/15/20	305,000	329,684
5.125% 6/15/20	560,000	633,073
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cigna Corp.: - continued
5.375% 2/15/42	$ 125,000	$ 153,480
Coventry Health Care, Inc. 5.45% 6/15/21	1,180,000	1,365,664
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,307,587
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,433,443
4.75% 5/1/23	205,000	216,255
5.875% 3/15/22	250,000	281,000
6.5% 2/15/20	3,683,000	4,189,413
Laboratory Corp. of America Holdings 4.7% 2/1/45	380,000	391,063
McKesson Corp.:
4.75% 3/1/21	90,000	99,637
6% 3/1/41	235,000	303,534
7.5% 2/15/19	660,000	789,526
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,123,273
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	140,000	141,971
New York & Presbyterian Hospital 4.024% 8/1/45	505,000	495,930
NYU Hospitals Center 5.75% 7/1/43	185,000	222,823
UnitedHealth Group, Inc.:
2.75% 2/15/23	412,000	416,460
2.875% 3/15/23	4,420,000	4,517,527
4.7% 2/15/21	240,000	271,372
6.875% 2/15/38	125,000	180,323
WellPoint, Inc.:
3.125% 5/15/22	370,000	375,275
3.3% 1/15/23	3,395,000	3,480,394
3.7% 8/15/21	565,000	595,301
		31,394,739
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	928,000	996,283
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	2,480,000	2,498,977
2.9% 11/6/22	421,000	421,160
Actavis Funding SCS 2.45% 6/15/19	295,000	292,940
Bayer U.S. Finance LLC:
3% 10/8/21 (d)	1,989,000	2,055,813
3.375% 10/8/24 (d)	1,372,000	1,429,831
Eli Lilly & Co. 2.75% 6/1/25	210,000	209,633
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,050,000	1,053,825
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson 5.15% 7/15/18	$ 340,000	$ 383,150
Merck & Co., Inc.:
2.4% 9/15/22	1,275,000	1,269,844
3.7% 2/10/45	175,000	174,373
3.875% 1/15/21	800,000	874,107
Mylan, Inc. 2.55% 3/28/19	150,000	150,443
Novartis Capital Corp.:
2.4% 9/21/22	1,595,000	1,603,328
4.4% 5/6/44	425,000	486,926
Perrigo Finance PLC:
3.5% 12/15/21	948,000	980,885
3.9% 12/15/24	1,412,000	1,464,471
Pfizer, Inc. 3.4% 5/15/24	1,250,000	1,316,210
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	353,665
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	827,509
6.125% 8/15/19	725,000	820,493
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,950,491
4.7% 2/1/43	675,000	689,693
		25,307,767
TOTAL HEALTH CARE		66,447,017
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	388,262
Honeywell International, Inc. 5.375% 3/1/41	100,000	128,314
Lockheed Martin Corp.:
3.8% 3/1/45	595,000	593,946
4.25% 11/15/19	725,000	790,183
Northrop Grumman Corp.:
3.85% 4/15/45	420,000	411,152
4.75% 6/1/43	245,000	275,026
Raytheon Co. 4.2% 12/15/44	155,000	165,892
The Boeing Co. 4.875% 2/15/20	650,000	745,423
United Technologies Corp. 6.125% 2/1/19	300,000	350,444
		3,848,642
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21	$ 370,000	$ 390,124
5.125% 4/1/19	635,000	720,187
		1,110,311
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	330,000	342,375
Continental Airlines, Inc.:
4.15% 4/11/24	1,018,789	1,079,916
6.545% 8/2/20	208,744	229,869
6.795% 2/2/20	21,816	23,016
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	169,435	199,933
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	406,215	431,603
8.36% 1/20/19	1,340,161	1,464,126
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	200,265	215,409
		3,986,247
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	367,214
Waste Management, Inc.:
2.9% 9/15/22	155,000	155,518
4.75% 6/30/20	290,000	322,731
WMX Technologies, Inc. 4.6% 3/1/21	345,000	382,690
		1,228,153
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	117,442
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
2.95% 6/15/23	120,000	121,038
4.2% 6/15/20	230,000	251,687
Koninklijke Philips Electronics NV 5.75% 3/11/18	455,000	509,545
		882,270
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21	1,650,000	1,803,084
Cummins, Inc. 4.875% 10/1/43	50,000	59,374
Deere & Co.:
2.6% 6/8/22	800,000	801,574
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.: - continued
3.9% 6/9/42	$ 250,000	$ 260,616
Xylem, Inc. 4.875% 10/1/21	525,000	574,703
		3,499,351
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	302,118
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,042,606
Canadian National Railway Co. 2.85% 12/15/21	600,000	614,782
CSX Corp.:
3.4% 8/1/24	600,000	623,290
6.25% 3/15/18	400,000	452,750
Norfolk Southern Corp. 5.9% 6/15/19	2,075,000	2,395,830
Union Pacific Corp.:
3.875% 2/1/55	235,000	230,548
4% 2/1/21	350,000	386,395
4.3% 6/15/42	100,000	108,181
		5,854,382
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,933,721
3.75% 2/1/22	4,752,000	4,825,224
3.875% 4/1/21	3,700,000	3,811,000
4.25% 9/15/24	3,212,000	3,308,360
4.75% 3/1/20	3,227,000	3,477,093
		17,355,398
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	755,000	846,031
TOTAL INDUSTRIALS		39,030,345
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	155,770
4.45% 1/15/20	850,000	950,521
4.95% 2/15/19	550,000	618,338
		1,724,629
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	$ 693,000	$ 701,527
6.55% 10/1/17	612,000	687,177
		1,388,704
IT Services - 0.0%
IBM Corp. 3.375% 8/1/23	315,000	327,782
MasterCard, Inc. 3.375% 4/1/24	470,000	493,093
Xerox Corp. 2.95% 3/15/17	600,000	618,105
		1,438,980
Software - 0.1%
Microsoft Corp. 3% 10/1/20	470,000	498,424
Oracle Corp.:
2.5% 10/15/22	1,400,000	1,399,104
2.8% 7/8/21	765,000	788,036
		2,685,564
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 2.85% 5/6/21	1,470,000	1,527,167
Hewlett-Packard Co. 4.3% 6/1/21	500,000	538,706
		2,065,873
TOTAL INFORMATION TECHNOLOGY		9,303,750
MATERIALS - 0.6%
Chemicals - 0.1%
Agrium, Inc.:
4.9% 6/1/43	150,000	164,891
5.25% 1/15/45	330,000	377,524
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	425,626
6% 7/15/18	950,000	1,084,573
Eastman Chemical Co. 4.65% 10/15/44	185,000	194,426
Ecolab, Inc. 4.35% 12/8/21	300,000	328,621
LyondellBasell Industries NV 6% 11/15/21	1,330,000	1,577,754
Monsanto Co. 4.7% 7/15/64	145,000	160,484
Praxair, Inc. 4.5% 8/15/19	220,000	242,739
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
4.125% 11/15/21	$ 3,812,000	$ 4,119,015
4.25% 11/15/20	3,430,000	3,751,936
		12,427,589
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	595,000	637,101
Containers & Packaging - 0.0%
Rock-Tenn Co. 4.9% 3/1/22	185,000	201,518
Metals & Mining - 0.5%
Alcoa, Inc. 5.125% 10/1/24	15,665,000	17,039,478
Anglo American Capital PLC:
4.125% 4/15/21 (d)	6,803,000	6,920,331
4.125% 9/27/22 (d)	1,333,000	1,336,918
Barrick Gold Corp.:
3.85% 4/1/22	1,931,000	1,915,712
4.1% 5/1/23	50,839,000	50,613,224
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20	350,000	376,507
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	195,000	228,767
6.5% 4/1/19	425,000	501,248
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	1,810,000	1,910,596
4.25% 7/17/42 (d)	701,000	682,756
4.5% 8/13/23 (d)	1,153,000	1,249,970
4.875% 11/4/44 (d)	2,614,000	2,778,792
5.625% 10/18/43 (d)	2,335,000	2,735,126
Freeport-McMoRan, Inc.:
3.875% 3/15/23	9,593,000	8,800,177
5.45% 3/15/43	280,000	245,545
Newmont Mining Corp. 6.25% 10/1/39	400,000	421,244
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20	425,000	447,455
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	563,630
Teck Resources Ltd. 6.25% 7/15/41	160,000	153,034
Vale Overseas Ltd. 6.875% 11/10/39	100,000	99,009
		99,019,519
Paper & Forest Products - 0.0%
International Paper Co. 4.75% 2/15/22	1,560,000	1,727,641
TOTAL MATERIALS		114,013,368
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.3% 3/11/19	$ 60,000,000	$ 60,153,540
3.875% 8/15/21	2,475,000	2,594,689
4.8% 6/15/44	865,000	875,885
5.35% 9/1/40	165,000	175,745
6.3% 1/15/38	2,523,000	2,986,003
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	75,129
British Telecommunications PLC:
2.35% 2/14/19	275,000	278,600
9.625% 12/15/30	275,000	446,311
CenturyLink, Inc.:
5.15% 6/15/17	214,000	225,770
6% 4/1/17	534,000	571,380
6.15% 9/15/19	2,129,000	2,325,933
Embarq Corp.:
7.082% 6/1/16	1,743,000	1,863,609
7.995% 6/1/36	8,614,000	10,078,380
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,494,533
4.5% 9/15/20	48,080,000	52,879,442
5.012% 8/21/54 (d)	30,880,000	32,259,811
6% 4/1/41	500,000	611,788
6.1% 4/15/18	4,623,000	5,225,053
6.55% 9/15/43	35,776,000	47,075,921
		231,197,522
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
3.125% 7/16/22	1,527,000	1,557,693
5% 3/30/20	1,175,000	1,326,281
Rogers Communications, Inc.:
3% 3/15/23	150,000	149,478
6.8% 8/15/18	200,000	232,238
		3,265,690
TOTAL TELECOMMUNICATION SERVICES		234,463,212
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.85% 12/1/42	500,000	520,467
American Electric Power Co., Inc. 2.95% 12/15/22	984,000	986,759
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
American Transmission Systems, Inc. 5% 9/1/44 (d)	$ 1,412,000	$ 1,618,108
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	230,189
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	912,750
Commonwealth Edison Co.:
3.7% 3/1/45	115,000	116,679
4.6% 8/15/43	395,000	459,929
Duke Energy Carolinas LLC:
4.25% 12/15/41	400,000	445,911
6.1% 6/1/37	575,000	770,250
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,586,675
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,875,000	10,427,193
6.4% 9/15/20 (d)	4,858,000	5,758,357
Edison International 3.75% 9/15/17	940,000	995,533
Entergy Corp. 5.125% 9/15/20	545,000	602,936
FirstEnergy Corp.:
2.75% 3/15/18	7,449,000	7,592,624
4.25% 3/15/23	12,580,000	13,245,256
7.375% 11/15/31	9,740,000	12,427,636
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,382,061
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,078,651
3.75% 11/15/20	686,000	719,597
Northern States Power Co. 6.25% 6/1/36	370,000	511,565
Pacific Gas & Electric Co.:
4.3% 3/15/45	350,000	382,188
5.125% 11/15/43	175,000	211,476
6.05% 3/1/34	675,000	886,212
PacifiCorp 5.75% 4/1/37	400,000	527,297
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,380,551
PPL Capital Funding, Inc. 3.4% 6/1/23	1,676,000	1,728,403
Progress Energy, Inc.:
4.4% 1/15/21	2,710,000	2,996,471
4.875% 12/1/19	450,000	503,841
Southern California Edison Co.:
3.6% 2/1/45	440,000	443,217
4.65% 10/1/43	375,000	443,425
TECO Finance, Inc. 5.15% 3/15/20	523,000	584,432
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Virginia Electric & Power Co. 6% 5/15/37	$ 300,000	$ 404,937
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	259,452
		78,141,028
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43	290,000	314,707
Atmos Energy Corp. 4.125% 10/15/44	360,000	387,738
Southern Natural Gas Co. 5.9% 4/1/17 (d)	732,000	790,402
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	553,224
		2,046,071
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	10,000,000	10,500,000
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	121,067
		10,621,067
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5566% 9/30/66 (h)	6,307,000	5,863,656
4.45% 3/15/21	1,185,000	1,300,861
7.5% 6/30/66 (h)	924,000	956,155
MidAmerican Energy Holdings, Co. 4.5% 2/1/45	255,000	282,086
NiSource Finance Corp.:
4.45% 12/1/21	820,000	889,887
4.8% 2/15/44	310,000	355,367
5.25% 2/15/43	2,232,000	2,677,505
5.45% 9/15/20	3,370,000	3,857,457
5.65% 2/1/45	190,000	241,590
5.8% 2/1/42	4,508,000	5,637,056
5.95% 6/15/41	1,711,000	2,197,345
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	360,685
Puget Energy, Inc.:
5.625% 7/15/22	4,555,000	5,356,329
6% 9/1/21	4,353,000	5,174,733
6.5% 12/15/20	1,405,000	1,681,584
San Diego Gas & Electric Co. 3.6% 9/1/23	525,000	561,941
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2.3% 4/1/17	$ 2,249,000	$ 2,295,968
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,012,000	1,017,009
		40,707,214
TOTAL UTILITIES		131,515,380
TOTAL NONCONVERTIBLE BONDS (Cost $1,967,276,538)		2,051,848,531
U.S. Government and Government Agency Obligations - 6.8%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.625% 11/27/18	1,115,000	1,127,103
1.625% 1/21/20	685,000	684,192
1.875% 9/18/18	2,890,000	2,950,621
1.875% 2/19/19	40,000	40,720
2.625% 9/6/24	1,240,000	1,275,418
Federal Farm Credit Bank 5.125% 8/25/16	350,000	372,665
Freddie Mac:
1.25% 8/1/19	275,000	271,962
2.375% 1/13/22	4,720,000	4,843,947
Tennessee Valley Authority:
2.875% 9/15/24	435,000	450,286
3.875% 2/15/21	280,000	310,351
5.25% 9/15/39	670,000	868,061
5.5% 7/18/17	210,000	232,353
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,427,679
U.S. Treasury Inflation-Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	47,686,000	48,647,384
1.375% 2/15/44	58,365,634	69,369,334
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		118,016,718
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds:
2.875% 5/15/43	1,780,000	1,877,483
3% 11/15/44	1,825,000	1,979,411
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
3.375% 5/15/44	$ 14,795,000	$ 17,147,168
3.5% 2/15/39	11,765,000	13,798,133
4.625% 2/15/40	5,210,000	7,217,069
5.25% 2/15/29	7,780,000	10,572,289
U.S. Treasury Notes:
0.25% 12/15/15	9,815,000	9,818,838
0.5% 1/31/17	100,791,000	100,586,293
0.5% 2/28/17	1,415,000	1,411,573
0.625% 8/15/16	1,640,000	1,644,356
0.625% 11/15/16	9,770,000	9,782,975
0.625% 12/31/16	128,380,000	128,480,265
0.625% 8/31/17	5,660,000	5,626,391
0.625% 9/30/17	2,920,000	2,900,839
0.75% 2/28/18	11,565,000	11,469,230
0.875% 9/15/16	6,305,000	6,343,423
0.875% 11/30/16	4,845,000	4,871,875
0.875% 12/31/16	13,640,000	13,714,597
0.875% 6/15/17	12,910,000	12,945,296
0.875% 8/15/17	3,970,000	3,973,101
0.875% 10/15/17	482,601,000	482,224,089
0.875% 1/15/18	48,730,000	48,581,520
0.875% 1/31/18	1,595,000	1,589,516
1% 10/31/16	8,690,000	8,758,573
1% 3/31/17	15,335,000	15,435,628
1% 12/15/17 (g)	179,465,000	179,689,331
1.25% 11/30/18	14,650,000	14,641,986
1.25% 1/31/20	5,020,000	4,959,996
1.5% 8/31/18	7,970,000	8,050,943
1.5% 1/31/22	4,695,000	4,598,898
1.75% 5/31/16	6,295,000	6,401,719
1.875% 9/30/17	8,115,000	8,319,141
2% 11/30/20	9,735,000	9,911,447
2% 2/15/25	1,585,000	1,585,124
2.25% 3/31/21	2,740,000	2,822,841
2.375% 5/31/18	4,135,000	4,299,755
2.375% 8/15/24	10,885,000	11,240,461
2.625% 1/31/18	6,200,000	6,488,684
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 11/15/20	$ 2,455,000	$ 2,583,505
3.5% 2/15/18	8,610,000	9,234,897
TOTAL U.S. TREASURY OBLIGATIONS		1,197,578,659
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,322,182,296)		1,329,023,056
U.S. Government Agency - Mortgage Securities - 7.8%

Fannie Mae - 4.7%
2.053% 6/1/36 (h)	29,721	31,813
2.389% 7/1/37 (h)	51,242	54,861
2.424% 2/1/35 (h)	465,976	497,545
2.5% 5/1/27 to 8/1/43 (g)	49,694,658	50,597,234
2.5% 3/1/30 (e)(j)	500,000	512,187
2.5% 3/1/30 (e)	5,600,000	5,736,499
2.5% 3/1/30 (e)	9,500,000	9,731,562
2.5% 3/1/30 (e)	600,000	614,625
2.5% 4/1/30 (e)	1,000,000	1,022,227
3% 5/1/27 to 1/1/44	165,469,527	169,128,958
3% 3/1/30 (e)	7,200,000	7,538,625
3% 3/1/30 (e)	2,800,000	2,931,687
3% 3/1/30 (e)	7,200,000	7,538,625
3% 3/1/30 (e)	1,100,000	1,151,734
3% 3/1/30 (e)	2,000,000	2,094,062
3% 3/1/45 (e)	2,300,000	2,343,125
3% 3/1/45 (e)	5,500,000	5,603,126
3% 3/1/45 (e)	3,500,000	3,565,625
3.5% 9/1/25 to 1/1/45	105,177,480	110,712,996
3.5% 3/1/30 (e)	600,000	636,113
3.5% 3/1/30 (e)	400,000	424,075
3.5% 3/1/45 (e)(j)	500,000	523,984
3.5% 3/1/45 (e)(j)	5,500,000	5,763,828
3.5% 3/1/45 (e)(j)	13,500,000	14,147,577
3.5% 3/1/45 (e)(j)	26,700,000	27,980,764
3.5% 3/1/45 (e)(j)	2,000,000	2,095,937
3.5% 3/1/45 (e)(j)	5,500,000	5,763,828
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 3/1/45 (e)(j)	$ 1,000,000	$ 1,047,969
3.5% 3/1/45 (e)(j)	3,100,000	3,248,703
4% 9/1/26 to 1/1/45	131,472,309	141,139,293
4% 3/1/45 (e)(j)	500,000	534,492
4% 3/1/45 (e)(j)	23,000,000	24,586,641
4% 3/1/45 (e)	700,000	748,289
4% 4/1/45 (e)	500,000	533,359
4.5% 6/1/24 to 10/1/44	119,427,838	130,570,868
4.5% 3/1/45 (e)(j)	2,500,000	2,716,842
4.5% 3/1/45 (e)(j)	1,500,000	1,630,105
4.5% 3/1/45 (e)(j)	15,500,000	16,844,420
5% 10/1/21 to 10/1/41	19,141,592	21,254,926
5% 3/1/45	3,000,000	3,327,795
5% 3/1/45	7,400,000	8,208,561
5% 3/1/45	5,100,000	5,657,252
5.5% 11/1/23 to 9/1/41	77,083,309	86,876,986
5.5% 3/1/45 (e)	4,000,000	4,495,000
5.5% 3/1/45 (e)	2,000,000	2,247,500
6% 3/1/22 to 1/1/42	17,219,252	19,632,635
6.5% 2/1/36	15,576	17,922
TOTAL FANNIE MAE		914,062,780
Freddie Mac - 1.1%
2.5% 3/1/28 to 2/1/43	2,082,187	2,102,115
2.5% 3/1/30 (e)(j)	500,000	512,422
3% 10/1/28 to 12/1/44 (f)	28,524,170	29,307,489
3.136% 10/1/35 (h)	36,275	38,843
3.5% 8/1/26 to 11/1/44	63,266,043	66,409,410
3.5% 3/1/45 (e)(j)	2,100,000	2,197,453
4% 6/1/24 to 10/1/44	63,064,834	67,769,775
4% 6/1/33	8,305,607	8,982,708
4.5% 7/1/25 to 3/1/44	23,164,203	25,295,038
5% 10/1/33 to 7/1/41	13,508,871	15,020,754
5.5% 3/1/34 to 7/1/35	2,129,928	2,403,387
6% 7/1/37 to 9/1/38	938,201	1,065,563
6.5% 9/1/39	2,068,707	2,356,045
TOTAL FREDDIE MAC		223,461,002
Ginnie Mae - 2.0%
3% 8/20/42 to 2/20/45	58,741,126	60,411,004
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
3% 3/1/45 (e)	$ 500,000	$ 513,516
3% 3/1/45 (e)	560,000	574,744
3% 3/1/45	11,600,000	11,905,406
3% 3/1/45 (e)	7,800,000	8,005,359
3% 3/1/45 (e)	800,000	821,062
3.5% 11/15/41 to 2/20/45	76,902,649	80,914,918
3.5% 3/1/45 (e)	6,100,000	6,397,851
3.5% 3/1/45 (e)	6,800,000	7,132,031
3.5% 3/1/45 (e)	5,100,000	5,349,023
3.5% 3/1/45 (e)	7,700,000	8,075,976
3.5% 3/1/45	6,400,000	6,712,500
3.5% 3/1/45 (e)	2,000,000	2,097,656
3.5% 4/1/45 (e)	12,900,000	13,497,129
3.5% 4/1/45 (e)	5,100,000	5,336,074
4% 5/20/40 to 11/20/44	45,645,344	49,178,525
4% 3/1/45 (e)	8,600,000	9,146,234
4% 3/1/45 (e)	300,000	319,055
4% 3/1/45 (e)	9,000,000	9,571,640
4% 3/1/45 (e)	7,000,000	7,444,609
4% 3/1/45 (e)	6,500,000	6,912,851
4% 4/1/45 (e)	8,600,000	9,135,149
4.5% 5/15/39 to 11/20/43	45,107,876	49,338,845
5% 6/20/34 to 9/15/41	15,828,906	17,565,544
5% 10/20/38	110,828	122,313
5% 3/1/45 (e)	1,500,000	1,669,570
5.5% 12/20/28 to 3/20/41	2,724,208	3,091,001
6% 4/1/45 (e)	1,500,000	1,704,844
TOTAL GINNIE MAE		382,944,429
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,500,345,171)		1,520,468,211
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (h)	106,210	92,022
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (h)	36,081	35,439
American Homes 4 Rent Series 2014-SFR1 Class A, 1.25% 6/17/31 (d)(h)	4,377,277	4,325,820
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (h)	$ 8,347	$ 7,698
Series 2004-R2 Class M3, 0.9933% 4/25/34 (h)	14,473	10,025
Series 2005-R2 Class M1, 0.621% 4/25/35 (h)	27,683	27,659
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (h)	7,674	7,130
Series 2004-W7 Class M1, 0.9933% 5/25/34 (h)	204,000	194,786
Series 2006-W4 Class A2C, 0.331% 5/25/36 (h)	188,508	65,353
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	1,506,000	1,504,890
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (h)	289,000	192,653
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,180,542
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	900,000	930,650
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	402,867
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (h)	4,144	3,688
Series 2004-3 Class M4, 1.626% 4/25/34 (h)	11,981	9,842
Series 2004-4 Class M2, 0.966% 6/25/34 (h)	18,314	16,503
Series 2004-7 Class AF5, 5.868% 1/25/35	1,064,782	1,094,546
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (h)	6,234	5,822
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (h)	2,084	1,957
Fremont Home Loan Trust Series 2005-A Class M4, 1.1883% 1/25/35 (h)	55,381	36,413
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (d)(h)	6,853	6,596
Series 2006-2A:
Class A, 0.353% 11/15/34 (d)(h)	139,620	133,198
Class B, 0.453% 11/15/34 (d)(h)	50,501	46,751
Class C, 0.553% 11/15/34 (d)(h)	83,921	73,970
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	3,334,000	3,314,443
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	65,519	2,694
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (h)	32,696	30,769
Series 2003-3 Class M1, 1.461% 8/25/33 (h)	78,237	75,362
Series 2003-5 Class A2, 0.871% 12/25/33 (h)	5,278	5,021
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (h)	$ 231,000	$ 148,327
Invitation Homes Trust:
Series 2014-SFR1 Class A, 1.168% 6/17/31 (d)(h)	6,500,000	6,416,694
Series 2015-SRF1 Class A, 1.6163% 3/17/32 (d)(h)	2,942,991	2,964,185
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (h)	110,852	109,795
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (h)	31,394	31,269
Series 2006-A Class 2C, 1.4046% 3/27/42 (h)	406,000	71,471
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (h)	64,749	649
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (h)	14,406	10,528
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (h)	48,785	43,979
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (h)	77,269	71,744
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (h)	256,332	244,865
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (h)	9,173	8,420
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (h)	16,385	13,981
Series 2005-NC1 Class M1, 0.831% 1/25/35 (h)	55,267	51,765
Series 2005-NC2 Class B1, 1.926% 3/25/35 (h)	39,160	900
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (h)	229,000	204,218
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (h)	85,000	79,703
Class M4, 2.3433% 9/25/34 (h)	109,000	65,874
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (h)	815	746
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	3,940,000	3,962,135
Series 2014-1 Class D, 2.91% 4/15/20	3,859,000	3,876,667
Series 2014-4:
Class C, 2.6% 11/16/20	2,132,000	2,143,743
Class D, 3.1% 11/16/20	3,671,000	3,679,642
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (h)	126,050	121,842
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	8,294,102	8,316,269
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (h)	4,618	4,055
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	2,655,963	2,640,103
Asset-Backed Securities - continued
	Principal Amount	Value
Truman Capital Mortgage Loan Trust: - continued
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	$ 3,618,578	$ 3,596,677
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	1,915,163	1,919,377
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (d)	14,683,216	14,684,846
TOTAL ASSET-BACKED SECURITIES (Cost $68,912,259)		69,319,578
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Accredited Mortgage Loan Trust floater Series 2006-1 Class A3, 0.3483% 4/25/36 (h)	4,651,848	4,594,817
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (d)(h)	2,679,214	2,602,188
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (d)	1,418,078	1,395,034
CSMC floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (d)(h)	1,900,000	1,760,901
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (h)	76,294	76,206
Granite Master Issuer PLC floater:
Series 2006-3 Class A7, 0.3735% 12/20/54 (h)	2,989,370	2,974,423
Series 2006-4:
Class A4, 0.2735% 12/20/54 (h)	2,820,005	2,802,803
Class M1, 0.5135% 12/20/54 (h)	179,000	174,257
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (h)	226,000	219,220
Class 2M1, 0.6735% 12/20/54 (h)	290,000	284,113
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (h)	172,690	148,082
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (h)	73,149	68,437
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (h)	131,625	120,436
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (h)	195,227	184,157
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (d)(h)	63,607	59,229
Class B6, 3.0163% 6/10/35 (d)(h)	84,369	78,200
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (h)	$ 3,990	$ 3,914
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (h)	26,758	26,734
TOTAL PRIVATE SPONSOR		17,573,151
U.S. Government Agency - 0.1%
Freddie Mac Series 3980 Class EP, 5% 1/15/42	8,550,291	9,326,509
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2010-H27 Series FA, 0.5383% 12/20/60 (h)(i)	1,656,741	1,651,859
Series 2011-H20 Class FA, 0.7083% 9/20/61 (h)(i)	9,025,125	9,061,514
Series 2012-6 Class FG, 0.572% 4/16/40 (h)	2,961,649	2,977,940
TOTAL U.S. GOVERNMENT AGENCY		23,017,822
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,638,348)		40,590,973
Commercial Mortgage Securities - 2.2%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43	2,332,000	2,342,704
Series 2006-2:
Class A4, 5.729% 5/10/45 (h)	1,911,000	1,975,162
Class AAB, 5.711% 5/10/45 (h)	33,079	33,251
Series 2006-3 Class A4, 5.889% 7/10/44	6,287,345	6,578,343
Series 2006-4 Class A4, 5.634% 7/10/46	1,844,703	1,918,409
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	561,522
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	860,000	864,083
Series 2006-6 Class E, 5.619% 10/10/45 (d)	160,000	22,077
Series 2007-2 Class A4, 5.6281% 4/10/49 (h)	6,955,000	7,381,668
Series 2007-3:
Class A3, 5.5907% 6/10/49 (h)	329,405	330,284
Class A4, 5.5907% 6/10/49 (h)	2,418,126	2,583,107
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.571% 11/25/35 (d)(h)	54,590	49,564
Series 2005-4A:
Class A2, 0.561% 1/25/36 (d)(h)	134,915	119,828
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M1, 0.621% 1/25/36 (d)(h)	$ 43,547	$ 34,309
Series 2006-4A Class A2, 0.441% 12/25/36 (d)(h)	411,120	361,391
Series 2007-1 Class A2, 0.441% 3/25/37 (d)(h)	87,082	74,815
Series 2007-2A:
Class A1, 0.441% 7/25/37 (d)(h)	251,290	211,874
Class A2, 0.491% 7/25/37 (d)(h)	235,274	188,818
Class M1, 0.541% 7/25/37 (d)(h)	80,081	27,790
Series 2007-3:
Class A2, 0.461% 7/25/37 (d)(h)	86,385	72,209
Class M1, 0.481% 7/25/37 (d)(h)	45,780	35,317
Class M2, 0.511% 7/25/37 (d)(h)	48,965	31,444
Class M3, 0.541% 7/25/37 (d)(h)	78,423	33,332
Class M4, 0.671% 7/25/37 (d)(h)	123,805	37,825
Class M5, 0.771% 7/25/37 (d)(h)	58,167	9,688
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-T20 Class A4B, 5.1404% 10/12/42 (h)	700,000	714,669
Series 2006-T22 Class A4, 5.5714% 4/12/38 (h)	32,151	33,131
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (d)(h)	57,787	54,926
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5665% 12/15/27 (d)(h)	6,000,000	6,020,610
Class DPA, 3.1665% 12/15/27 (d)(h)	1,598,000	1,599,616
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7131% 12/10/49 (h)	3,500,000	3,788,446
Series 2015-GC27 Class A5, 3.137% 2/10/48	2,000,000	2,026,064
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,640,038	1,700,273
Series 2007-CD4:
Class A3, 5.293% 12/11/49	25,217	25,396
Class A4, 5.322% 12/11/49	2,050,000	2,161,303
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	310,000	301,306
COMM Mortgage Trust:
sequential payer Series 2013-CR8 Class A4, 3.334% 6/10/46	500,000	522,572
Series 2013-CR12 Class A4, 4.046% 10/10/46	700,000	767,964
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,270,000	1,314,854
Series 2014-CR21 Class A2, 3.095% 12/10/47	2,720,000	2,816,293
COMM Mortgage Trust pass-thru certificates Series 2006-C7 Class A4, 5.7559% 6/10/46 (h)	772,862	803,094
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6983% 6/15/39 (h)	$ 4,259,758	$ 4,555,691
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	251,000	270,137
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (d)(h)	189,551	188,762
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2005-C2 Class A4, 4.832% 4/15/37	139,548	139,437
Series 2006-C1 Class AM, 5.4683% 2/15/39 (h)	965,000	998,614
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	420,000	45,654
Freddie Mac:
sequential payer:
Series K029 Class A2, 3.32% 2/25/23	1,500,000	1,600,586
Series K033 Class A2, 3.06% 7/25/23	1,740,000	1,819,705
Series K034 Class A2, 3.531% 7/25/23	1,525,000	1,650,039
Series K036 Class A2, 3.527% 10/25/23	1,250,000	1,350,929
Series K042:
Class A1, 2.267% 6/25/24	1,097,134	1,100,894
Class A2, 2.67% 12/25/24	2,000,000	2,016,037
Series K716 Class A2, 3.13% 6/25/21	2,000,000	2,109,118
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (d)(h)	4,000,000	3,998,877
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (d)	2,300,000	2,370,700
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,347,000	4,605,481
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,691,000	15,572,210
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (h)	4,588,716	4,768,772
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (h)	2,879,000	2,936,531
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (d)	720,000	730,721
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,326,436	1,405,647
Class A4, 5.56% 11/10/39	1,668,399	1,757,126
Series 2014-GC18, 2.924% 1/10/47	800,000	829,323
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	836,847
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	$ 760,000	$ 771,548
Class DFX, 4.4065% 11/5/30 (d)	7,193,000	7,325,409
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (d)(h)	4,000,000	4,002,912
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A3, 3.4353% 8/15/47 (d)	1,900,000	1,985,516
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.503% 11/15/18 (d)(h)	57,563	55,962
Class G, 0.533% 11/15/18 (d)(h)	49,865	48,112
Series 2014-BXH:
Class C, 1.823% 4/15/27 (d)(h)	1,239,000	1,237,259
Class D, 2.423% 4/15/27 (d)(h)	2,642,000	2,633,075
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,440,259	2,562,628
Series 2007-CB18 Class A4, 5.44% 6/12/47	27,003,533	28,583,320
Series 2007-CB20 Class A4, 5.794% 2/12/51	9,998,594	10,808,271
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (h)	44,825,239	47,985,463
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,090,730	1,159,256
Series 2005-LDP4 Class AM, 4.999% 10/15/42 (h)	570,000	578,817
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (h)	1,903,000	1,977,451
Series 2007-CB19:
Class B, 5.6985% 2/12/49 (h)	24,000	8,462
Class C, 5.6985% 2/12/49 (h)	62,000	14,052
Class D, 5.6985% 2/12/49 (h)	65,000	7,152
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	16,675	403
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (h)	2,110,000	2,280,568
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	143,134	144,815
Series 2007-C1 Class A4, 5.424% 2/15/40	3,779,032	4,017,648
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (d)(h)	241,000	235,225
Series 2006-C1 Class AM, 5.686% 5/12/39 (h)	820,000	856,561
Series 2007-C1 Class A4, 5.837% 6/12/50 (h)	7,022,000	7,566,381
Series 2008-C1 Class A4, 5.69% 2/12/51	433,925	471,437
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	11,299,108	11,887,306
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class ASB, 5.133% 12/12/49 (h)	$ 61,028	$ 62,000
Series 2007-5 Class A4, 5.378% 8/12/48	8,858,275	9,376,555
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	2,446,000	2,617,692
Series 2007-7 Class A4, 5.7473% 6/12/50 (h)	1,504,000	1,618,937
Series 2006-1 Class AM, 5.517% 2/12/39 (h)	970,000	1,002,968
Series 2007-6 Class B, 5.635% 3/12/51 (h)	277,000	86,199
Series 2007-7 Class B, 5.7473% 6/12/50 (h)	356,000	14,488
Series 2007-8 Class A3, 5.8862% 8/12/49 (h)	239,000	259,581
Morgan Stanley BAML Trust:
sequential payer Series 2014-C15 Class ASB, 3.654% 4/15/47	2,750,000	2,910,476
Series 2014-C14 Class A2, 2.916% 2/15/47	2,500,000	2,589,300
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,774,746
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (d)(h)	57,391	51,118
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (d)(h)	1,102	1,096
Class D, 0.357% 10/15/20 (d)(h)	107,000	106,355
Class E, 0.417% 10/15/20 (d)(h)	134,000	132,817
sequential payer Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (h)	22,080,729	23,849,285
Series 2007-HQ12 Class A4, 5.6074% 4/12/49 (h)	1,466,000	1,465,928
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	7,001,000	7,502,664
Class B, 5.7403% 4/15/49 (h)	68,000	5,852
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class G, 0.533% 9/15/21 (d)(h)	28,858	28,437
Series 2007-WHL8 Class F, 0.653% 6/15/20 (d)(h)	686,000	657,382
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	183,754	192,796
Series 2006-C29 Class A4, 5.308% 11/15/48	1,336,826	1,406,622
Series 2007-C30 Class A5, 5.342% 12/15/43	22,377,000	23,829,927
Series 2007-C31:
Class A4, 5.509% 4/15/47	48,090,000	50,561,634
Class A5, 5.5% 4/15/47	7,119,000	7,666,117
Series 2007-C32 Class A3, 5.7206% 6/15/49 (h)	11,015,294	11,786,164
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (h)	16,455,360	17,544,080
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C33:
Class A5, 5.9428% 2/15/51 (h)	$ 4,253,000	$ 4,634,396
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	278,799
Series 2005-C22:
Class B, 5.3597% 12/15/44 (h)	614,000	607,926
Class F, 5.3597% 12/15/44 (d)(h)	462,000	116,521
Series 2006-C27 Class A3, 5.765% 7/15/45 (h)	774,074	806,900
Series 2007-C31 Class C, 5.6742% 4/15/47 (h)	1,142,000	1,123,284
Series 2007-C31A Class A2, 5.421% 4/15/47	71,500	71,445
Series 2007-C32:
Class D, 5.7206% 6/15/49 (h)	208,000	150,035
Class E, 5.7206% 6/15/49 (h)	328,000	186,529
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	375,485
Series 2014-LC14 Class A2, 2.862% 3/15/47	800,000	828,377
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $435,029,462)		425,673,091
Municipal Securities - 0.5%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	500,000	724,275
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	465,000	468,450
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	435,000	659,412
6.2% 3/1/19	1,340,000	1,549,469
7.3% 10/1/39	4,395,000	6,625,463
7.625% 3/1/40	6,375,000	10,082,700
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	700,000	848,204
Series 2012 B, 5.432% 1/1/42	3,585,000	3,336,488
6.314% 1/1/44	22,660,000	23,697,148
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	200,000	272,480
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	94,971
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	191,972
Municipal Securities - continued
	Principal Amount	Value
Houston Util. Sys. Rev. 3.828% 5/15/28	$ 200,000	$ 215,682
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	410,000	426,872
5.1% 6/1/33	19,190,000	19,366,932
Series 2010-1, 6.63% 2/1/35	2,195,000	2,473,458
Series 2010-3:
6.725% 4/1/35	2,510,000	2,849,327
7.35% 7/1/35	1,490,000	1,777,883
Series 2011:
5.365% 3/1/17	125,000	134,381
5.665% 3/1/18	2,060,000	2,246,430
5.877% 3/1/19	4,335,000	4,802,963
Series 2013:
1.84% 12/1/16	2,445,000	2,446,638
3.6% 12/1/19	2,105,000	2,132,723
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	196,496
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	1,085,000	1,589,699
Ohio State Univ. Gen. Receipts Series 2010 C, 4.91% 6/1/40	75,000	90,095
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	500,000	546,510
Series 180, 4.96% 8/1/46	180,000	211,212
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	350,000	426,710
TOTAL MUNICIPAL SECURITIES (Cost $86,617,398)		90,485,043
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	3,390,000	3,411,188
Brazilian Federative Republic:
4.25% 1/7/25	3,710,000	3,580,150
8.25% 1/20/34	250,000	323,125
Chilean Republic 3.875% 8/5/20	800,000	872,000
Colombian Republic 5% 6/15/45	365,000	383,706
Israeli State 4% 6/30/22	300,000	330,150
Ukraine Government 1.844% 5/16/19	265,000	268,474
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
United Mexican States:
3.5% 1/21/21	$ 56,250,000	$ 58,781,250
4.75% 3/8/44	1,000,000	1,064,862
5.625% 1/15/17	4,610,000	4,974,190
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,560,077)		73,989,095
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $5,701,784)	5,716,000	5,838,660
Fixed-Income Funds - 69.0%
	Shares
High Yield Fixed-Income Funds - 2.0%
MainStay High Yield Corporate Bond Fund Class A	31,847,041	185,986,721
T. Rowe Price High Yield Fund Advisor Class	31,195,294	214,623,622
TOTAL HIGH YIELD FIXED-INCOME FUNDS		400,610,343
Intermediate-Term Bond Funds - 67.0%
BlackRock Strategic Income Opportunities Fund Investor A	44,829,587	458,158,374
DoubleLine Total Return Bond Fund Class N	83,579,073	920,205,593
JPMorgan Core Bond Fund Class A	109,341,087	1,294,598,475
Metropolitan West Total Return Bond Fund Class M	178,094,503	1,957,258,583
PIMCO Mortgage Opportunities Fund Institutional Class	26,156,991	291,388,881
PIMCO Total Return Fund Administrative Class	345,433,980	3,744,504,323
Prudential Total Return Bond Fund Class A	25,401,254	371,620,351
Spartan U.S. Bond Index Fund Investor Class (c)	26,235,492	310,103,513
Templeton Global Bond Fund Class A	23,314,364	290,963,262
Voya Intermediate Bond Fund Class A	44,539,299	454,300,849
Westcore Plus Bond Fund	28,122,975	309,915,189
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Western Asset Core Bond Fund Class I	58,929,171	$ 734,257,471
Western Asset Core Plus Bond Fund Class I	164,553,736	1,941,734,081
TOTAL INTERMEDIATE-TERM BOND FUNDS		13,079,008,945
TOTAL FIXED-INCOME FUNDS (Cost $13,269,462,553)		13,479,619,288
Short-Term Funds - 2.5%

Short-Term Funds - 2.5%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $495,780,310)	43,500,607	488,946,828
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Banks - 0.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $2,074,600)	$ 1,800,000	2,097,307
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a)	88,051,424	$ 88,051,424
SSgA U.S. Treasury Money Market Fund, 0% (b)	167,012,878	167,012,878
TOTAL MONEY MARKET FUNDS (Cost $255,064,302)		255,064,302
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $19,521,645,098)		19,832,963,963
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(303,688,137)
NET ASSETS - 100%		$ 19,529,275,826
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 3/1/30	$ (1,300,000)	(1,331,687)
3% 3/1/30	(7,200,000)	(7,538,625)
3% 3/1/30	(7,200,000)	(7,538,625)
3% 3/1/30	(1,100,000)	(1,151,734)
3% 3/1/30	(1,100,000)	(1,151,734)
5% 3/1/45	(5,100,000)	(5,657,252)
TOTAL FANNIE MAE		(24,369,657)
Ginnie Mae
3% 3/1/45	(560,000)	(574,744)
3% 3/1/45	(11,600,000)	(11,905,406)
3.5% 3/1/45	(12,900,000)	(13,529,882)
3.5% 3/1/45	(5,100,000)	(5,349,023)
4% 3/1/45	(300,000)	(319,055)
4% 3/1/45	(7,000,000)	(7,444,609)
4% 3/1/45	(7,000,000)	(7,444,609)
4% 3/1/45	(8,600,000)	(9,146,235)
TOTAL GINNIE MAE		(55,713,563)
TOTAL TBA SALE COMMITMENTS (Proceeds $79,945,155)		$ (80,083,220)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	$ 2,000,000	$ (44,060)	$ (78,531)	$ (122,591)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	(37,732)	(77,365)	(115,097)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(33,006)	(130,347)	(163,353)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(33,006)	(112,000)	(145,006)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(136,684)	40,609	(96,075)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(136,606)	15,352	(121,254)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(28,223)	(20,464)	(48,687)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(33,209)	(54,332)	(87,541)
TOTAL CREDIT DEFAULT SWAPS					$ (482,526)	$ (417,078)	$ (899,604)
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/(Depreciation)
CME	Mar. 2025	$ 1,325,000	3-month LIBOR	3%	$ 21,058	$ 0	$ 21,058
CME	Mar. 2045	1,690,000	3-month LIBOR	3.5%	(65,416)	0	(65,416)
TOTAL INTEREST RATE SWAPS					$ (44,358)	$ 0	$ (44,358)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,848,837 or 1.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $296,684.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $301,710.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 276,799
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 333,276,914	$ 237,542,632	$ 576,578,903	$ 5,194,897	$ -
Spartan U.S. Bond Index Fund Investor Class	278,320,078	208,881,938	186,857,846	9,191,088	310,103,513
Total	$ 611,596,992	$ 446,424,570	$ 763,436,749	$ 14,385,985	$ 310,103,513
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,051,848,531	$ -	$ 2,051,848,531	$ -
U.S. Government and Government Agency Obligations	1,329,023,056	-	1,329,023,056	-
U.S. Government Agency - Mortgage Securities	1,520,468,211	-	1,520,468,211	-
Asset-Backed Securities	69,319,578	-	69,318,678	900
Collateralized Mortgage Obligations	40,590,973	-	40,590,973	-
Commercial Mortgage Securities	425,673,091	-	425,354,321	318,770
Municipal Securities	90,485,043	-	90,485,043	-
Foreign Government and Government Agency Obligations	73,989,095	-	73,989,095	-
Bank Notes	5,838,660	-	5,838,660	-
Fixed-Income Funds	13,479,619,288	13,479,619,288	-	-
Short-Term Funds	488,946,828	488,946,828	-	-
Preferred Securities	2,097,307	-	2,097,307	-
Money Market Funds	255,064,302	255,064,302	-	-
Total Investments in Securities:	$ 19,832,963,963	$ 14,223,630,418	$ 5,609,013,875	$ 319,670
Derivative Instruments:
Assets
Swaps	$ 21,058	$ -	$ 21,058	$ -
Liabilities
Swaps	$ (547,942)	$ -	$ (547,942)	$ -
Total Derivative Instruments:	$ (526,884)	$ -	$ (526,884)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (80,083,220)	$ -	$ (80,083,220)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (482,526)
Interest Rate Risk
Swaps (a)	21,058	(65,416)
Total Value of Derivatives	$ 21,058	$ (547,942)

(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bilateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,136,619,509)	$ 19,434,809,026
Fidelity Central Funds (cost $88,051,424)	88,051,424
Affiliated issuers (cost $296,974,165)	310,103,513
Total Investments (cost $19,521,645,098)		$ 19,832,963,963
Cash		36,032
Receivable for investments sold
Regular delivery		40,788,719
Delayed delivery		17,339,394
Receivable for TBA sale commitments		79,945,155
Receivable for fund shares sold		14,147,371
Dividends receivable		13,203,653
Interest receivable		36,333,430
Prepaid expenses		9,224
Other receivables		71,168
Total assets		20,034,838,109

Liabilities
Payable for investments purchased Regular delivery	$ 84,304,812
Delayed delivery	325,698,242
TBA sale commitments, at value	80,083,220
Payable for fund shares redeemed	13,396,428
Distributions payable	33,583
Bi-lateral OTC swaps, at value	482,526
Accrued management fee	590,445
Payable for daily variation margin for derivative instruments	8,908
Other affiliated payables	548,740
Other payables and accrued expenses	415,379
Total liabilities		505,562,283

Net Assets		$ 19,529,275,826
Net Assets consist of:
Paid in capital		$ 19,203,908,571
Undistributed net investment income		3,345,392
Accumulated undistributed net realized gain (loss) on investments		11,785,025
Net unrealized appreciation (depreciation) on investments		310,236,838
Net Assets, for 1,812,347,249 shares outstanding		$ 19,529,275,826
Net Asset Value, offering price and redemption price per share ($19,529,275,826 ÷ 1,812,347,249 shares)		$ 10.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2015

Investment Income
Dividends: Unaffiliated issuers		$ 359,930,229
Affiliated issuers		14,385,985
Interest		176,868,541
Income from Fidelity Central Funds		276,799
Total income		551,461,554

Expenses
Management fee	$ 51,570,669
Transfer agent fees	4,414,868
Accounting fees and expenses	1,714,639
Custodian fees and expenses	121,637
Independent trustees' compensation	200,661
Registration fees	550,727
Audit	93,152
Legal	118,762
Miscellaneous	161,242
Total expenses before reductions	58,946,357
Expense reductions	(45,599,825)	13,346,532
Net investment income (loss)		538,115,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,681,594
Affiliated issuers	(1,483,828)
Swaps	(336,941)
Realized gain distributions from underlying funds:
Unaffiliated issuers	52,879,723
Affiliated issuers	210,563
Total net realized gain (loss)		67,951,111
Change in net unrealized appreciation (depreciation) on: Investment securities	243,390,980
Swaps	(39,314)
Delayed delivery commitments	233,842
Total change in net unrealized appreciation (depreciation)		243,585,508
Net gain (loss)		311,536,619
Net increase (decrease) in net assets resulting from operations		$ 849,651,641

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 538,115,022	$ 381,862,551
Net realized gain (loss)	67,951,111	(32,494,406)
Change in net unrealized appreciation (depreciation)	243,585,508	(256,637,331)
Net increase (decrease) in net assets resulting from operations	849,651,641	92,730,814
Distributions to shareholders from net investment income	(538,138,003)	(374,502,913)
Distributions to shareholders from net realized gain	(16,169,284)	(51,946,149)
Total distributions	(554,307,287)	(426,449,062)
Share transactions Proceeds from sales of shares	6,216,081,968	7,067,762,069
Reinvestment of distributions	553,741,376	425,982,304
Cost of shares redeemed	(4,215,118,317)	(3,410,165,897)
Net increase (decrease) in net assets resulting from share transactions	2,554,705,027	4,083,578,476
Total increase (decrease) in net assets	2,850,049,381	3,749,860,228

Net Assets
Beginning of period	16,679,226,445	12,929,366,217
End of period (including undistributed net investment income of $3,345,392 and undistributed net investment income of $5,127,858, respectively)	$ 19,529,275,826	$ 16,679,226,445
Other Information Shares
Sold	581,710,291	666,349,558
Issued in reinvestment of distributions	51,790,469	40,177,388
Redeemed	(393,716,933)	(322,924,200)
Net increase (decrease)	239,783,827	383,602,746

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.87	$ 10.74	$ 10.52	$ 10.30
Income from Investment Operations
Net investment income (loss) B	.315	.267	.329	.372	.376
Net realized and unrealized gain (loss)	.177	(.224)	.269	.371	.372
Total from investment operations	.492	.043	.598	.743	.748
Distributions from net investment income	(.313)	(.263)	(.327)	(.373)	(.373)
Distributions from net realized gain	(.009)	(.040)	(.141)	(.150)	(.155)
Total distributions	(.322)	(.303)	(.468)	(.523)	(.528)
Net asset value, end of period	$ 10.78	$ 10.61	$ 10.87	$ 10.74	$ 10.52
Total Return A	4.71%	.43%	5.65%	7.26%	7.36%
Ratios to Average Net Assets C, D
Expenses before reductions	.32%	.33%	.33%	.35%	.28%
Expenses net of fee waivers, if any	.07%	.08%	.08%	.10%	.03%
Expenses net of all reductions	.07%	.08%	.08%	.10%	.03%
Net investment income (loss)	2.95%	2.52%	3.03%	3.52%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,529,276	$ 16,679,226	$ 12,929,366	$ 9,153,017	$ 4,791,587
Portfolio turnover rate E	120%	78%	81%	113%	44% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds or Underlying Funds.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 463,077,934
Gross unrealized depreciation	(155,425,271)
Net unrealized appreciation (depreciation) on securities	$ 307,652,663

Tax Cost	$ 19,525,311,300

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,559,234
Undistributed long-term capital gain	$ 16,275,447
Net unrealized appreciation (depreciation) on securities and other investments	$ 306,611,262

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Ordinary Income	$ 554,307,287	$ 383,833,384
Long-term Capital Gains	-	42,615,678
Total	$ 554,307,287	$ 426,449,062

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

Annual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (337,858)	$ 5,044
Interest Rate Risk
Swaps	917	(44,358)
Totals (a)	$ (336,941)	$ (39,314)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Annual Report

3. Derivative Instruments - continued

Swaps - continued

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,865,470,486 and $4,591,819,121, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. Fidelity Investments Money Management, Inc. (FIMM) (through December 12, 2014), Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and Prudential Investment Management, Inc., each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26,102 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $45,599,825.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Core Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Core Income Fund (a fund of Fidelity Rutland Square Trust II) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Core Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 18 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Roger T. Servison (1945)
Year of Election or Appointment: 2006 Trustee Chairman of the Board of Trustees

Mr. Servison also serves as Trustee of other funds. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (1964)
Year of Election or Appointment: 2012 Trustee

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

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+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (1944)
Year of Election or Appointment: 2006 Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary and an Overseer of the Longy School of Music.

Amy Butte Liebowitz (1968)
Year of Election or Appointment: 2011 Trustee

Ms. Butte Liebowitz also serves as Trustee of other funds. Ms. Butte Liebowitz was the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-2012). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as an alumna of the World Economic Forum's Young Global Leader program.

Ralph F. Cox (1932)
Year of Election or Appointment: 2006 Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)
Year of Election or Appointment: 2013 Trustee

Ms. Farrell also serves as Trustee or Member of the Advisory Board of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, and as Chairman of the Board of Trustees of Yale-New Haven Hospital.

Karen Kaplan (1960)
Year of Election or Appointment: 2006 Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chief Executive Officer (2013-present) and President (2007-present) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of Vera Bradley (2012-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Chairman (2012-2014) and Member (2006-present) of the Executive Committee of the Greater Boston Chamber of Commerce, Member of the Board of Directors of Jobs for Massachusetts (2012-present), Member of the National Association of Corporate Directors Chapter (2012-present), and Member of the Board of Directors of the Post Office Square Trust (2012-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), Director of DSM (dba Dental and DentaQuest) (2004-2014), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2014), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for each officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Howard E. Cox, Jr. (1944)
Year of Election or Appointment: 2009 Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Brian Blackburn (1975)
Year of Election or Appointment: 2014 Assistant Secretary
Mr. Blackburn also serves as an officer of other funds. Mr. Blackburn serves as Vice President & Associate General Counsel (2013-present) and is an employee of Fidelity Investments (2007-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2011 Vice President and Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2012 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John Hitt (1967)
Year of Election or Appointment: 2014 Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Kenneth B. Robins (1969)
Year of Election or Appointment: 2010 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Nicholas E. Steck (1964)
Year of Election or Appointment: 2009 Chief Financial Officer

Mr. Steck also serves as Chief Financial Officer of other funds. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Bruce Treff (1966)
Year of Election or Appointment: 2013 Chief Compliance Officer

Mr. Treff also serves as Compliance Officer of other funds. Mr. Treff serves as Senior Vice President of Asset Management Compliance (2013-present). Prior to joining Fidelity Investments, Mr. Treff served as Managing Director of Citibank, N.A. (2005-2013).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Core Income Fund voted to pay on April 13, 2015, to shareholders of record at the opening of business on April 10, 2015, a distribution of $0.008 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28th, 2015, $16,275,447 or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Income Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMR Co.), Fidelity Management & Research (U.K.) Inc. (FMR (U.K.)), Fidelity Management & Research (Japan) Inc. (FMR (Japan)), Fidelity Management & Research (Hong Kong) Limited (FMR (H.K.)), and Prudential Investment Management, Inc. (PIM) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving FMR U.K. and FMR Japan, the Board approved certain non-material amendments to the sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, FIMM, FMR Co., FMR (U.K.), FMR (Japan), FMR (H.K.), and PIM (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2013, the cumulative total returns of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and in the first quartile for the five-year period ended December 31, 2013. The Board also noted that the fund had out-performed 54%, 65%, and 78% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for each period shown.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of servicesprovided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2017 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.60%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Income Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the fiscal year ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the fiscal year ended February 28, 2014.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Annual Report

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2017.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pryamis Global
Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SSC-UANN-0415
1.926375.104

Item 2. Code of Ethics

As of the end of the period, February 28, 2015, Fidelity Rutland Square Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Amy Butte Liebowitz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Butte Liebowitz is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Strategic Advisers Core Income Fund (the "Fund"):

Services Billed by PwC

February 28, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Strategic Advisers Core Income Fund	$57,000	$-	$4,100	$11,400

February 28, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Strategic Advisers Core Income Fund	$60,000	$-	$4,000	$7,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2015A	February 28, 2014A
Audit-Related Fees	$5,900,000	$4,970,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Fund are as follows:

Billed By	February 28, 2015 A	February 28, 2014 A,B
PwC	$8,115,000	$5,495,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of A Fidelity fund ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 29, 2015